Interim Condensed Consolidated Statements of Changes In Equity - SGD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Other reserve [member]	Foreign currency translation reserve [member]	Total	Share based payment reserve [member]
Beginning balance at Dec. 31, 2021	$ 4,324		$ (21,586,833)	$ 4,824,575	$ 683	$ (16,757,251)
IfrsStatementLineItems [Line Items]
Conversion of RCCPS (Note 23)				18,000,000		18,000,000
Profit loss for the year			1,635,901			1,635,901
Other comprehensive income (loss)					(1,050)	(1,050)
Ending balance at Dec. 31, 2022	4,324		(19,950,932)	22,824,575	(367)	2,877,600
IfrsStatementLineItems [Line Items]
Issuance of shares	235	334,850				335,085
Profit loss for the year			(2,094,169)			(2,094,169)
Other comprehensive income (loss)					(1,663)	(1,663)
Ending balance at Dec. 31, 2023	4,559	334,850	(22,045,101)	22,824,575	(2,030)	1,116,853
IfrsStatementLineItems [Line Items]
Exercise of share options	791	3,605,209					(3,606,000)
Issuance of shares	112	641,398				641,510
Profit loss for the year						(4,888,507)
Other comprehensive income (loss)					(1,201)	(1,201)
Loss for the period			(4,888,507)			(1,282,507)	3,606,000
Ending balance at Jun. 30, 2024	5,462	4,581,457	(26,933,608)	22,824,575	(3,231)	474,655
Beginning balance at Dec. 31, 2023	4,559	334,850	(22,045,101)	22,824,575	(2,030)	1,116,853
IfrsStatementLineItems [Line Items]
Exercise of share options	791	3,606,000				3,606,791
Issuance of shares	112	641,398				641,510
Profit loss for the year			(5,507,764)			(5,507,764)
Other comprehensive income (loss)					6,693	6,693
Ending balance at Dec. 31, 2024	5,462	4,582,248	(27,552,865)	22,824,575	4,663	(135,917)
IfrsStatementLineItems [Line Items]
Exercise of share options	171	1,369,414					(1,369,585)
Issuance of shares	1,600	12,794,456				12,796,056
Profit loss for the year						(5,225,296)
Other comprehensive income (loss)					16,557	16,557
Loss for the period			(5,225,296)			(2,431,712)	2,793,584
Exercise of share award		1,423,999					(1,423,999)
Ending balance at Jun. 30, 2025	$ 7,233	$ 20,170,117	$ (32,778,161)	$ 22,824,575	$ 21,220	$ 10,244,984